UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ONE ROCK Fund                               SEMI-ANNUAL

ONERX        Institutional Class                                        SHAREHOLDER REPORT

MAY 31, 2025

ABOUT THE FUND

Net Assets	$25,972,709
Portfolio Holdings	47
Portfolio Turnover	336.29%
Advisory Fees Paid by Fund*	$143,613

EXPENSE INFORMATION

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Costs paid as a
	Cost of a	percentage of a
	$10,000	$10,000 investment
Fund Name	investment	(annualized)
One Rock Fund	$86	1.70%

TOP 10 HOLDINGS (% of Net Assets)

Nvidia Corp. NVDA	10.56%
Palantir Technologies Inc. Class A PLTR	8.63%
Snowflake Inc. Class A SNOW	7.24%
Robinhood Markets, Inc. Class A HOOD	6.37%
Argan, Inc. AGX	4.24%
MicroStrategy Inc. Class A MSTR	3.84%
Coinbase Global Inc. Class A COIN	3.61%
AppLovin Corp. Class A APP	3.10%
Celestica, Inc. Class A CLS	2.86%
Cloudflare, Inc. Class A NET	2.55%
TOTAL	53.00%

Householding of Shareholder Documents:

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-564-3899, or contact your financial intermediary.

Additional Information:

This semi-annual shareholder report contains information about One Rock Fund - ONERX (the “Fund”) for the period December 1, 2024 to May 31, 2025.

You can find additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, by visiting https://www.onerockfund.com. You can also request this information by contacting us at 1-800-564-3899.

CUMULATIVE PERFORMANCE COMPARISON

OF $10,000 INVESTMENT SINCE INCEPTION

Mar	June	Dec	June	Dec	June	Dec	June	Dec	June	Dec	May
2020	2020	2020	2021	2021	2022	2022	2023	2023	2024	2024	2025

TOTAL RETURNS FOR THE PERIOD ENDING MAY 31, 2025

FUND/INDEX	1 Year	5 Years	From Inception Annualized**	Value
ONE ROCK Fund	33.11%	25.85%	31.75%	$42,345
S&P 500 Index	13.52%	15.93%	15.81%	$21,566

* Including a recoupment of waived advisory fees totaling $26,560.

** Annualized Returns Since Inception – March 6, 2020.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-564-3899.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

ONE ROCK

FUND

A 'No-Load' Mutual Fund

TICKER: ONERX

SEMI-ANNUAL FINANCIAL STATEMENTS

MAY 31, 2025

(UNAUDITED)

Series Trust

One Rock Fund

Schedule of Investments
May 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 96.13%

Air Transportation, Scheduled - 1.16%
3,800	United Airlines Holdings, Inc. *	$ 301,891

Aircraft - 2.24%
2,800	Boeing Co. *	580,496

Communications Equipment - 1.03%
3,700	Lumentum Holdings, Inc. *	267,436

Construction-Special Trade Contractors - 4.24%
5,237	Argan, Inc.	1,101,341

Drawing & Insulating of Nonferrous Wire - 1.53%
8,000	Corning, Inc.	396,720

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.37%
1,300	GE Vernova, Inc.	614,874

Electronic Components & Accessories - 0.94%
1,700	Universal Display Corp.	243,695

Electronic Computers - 1.24%
2,900	Dell Technologies, Inc. Class C	322,683

Finance Services - 7.50%
3,800	Coinbase Global, Inc. Class A *	937,156
47,000	SoFi Technologies, Inc. *	625,100
8,200	Upstart Holdings, Inc. *	386,794
		1,949,050
Guided Missiles & Space Vehicles & Parts - 1.24%
12,000	Rocket Lab USA, Inc. *	321,480

Motor Vehicle Parts & Accessories - 1.35%
19,200	Aeva Technologies, Inc. *	350,784

Motors & Generators - 0.71%
6,500	American Superconductor Corp. *	183,690

Oil Royalty Traders - 0.85%
200	Texas Pacific Land Corp.	222,806

Personal Credit Institutions - 1.10%
5,507	Affirm Holdings, Inc. Class A *	285,813

Printed Circuit Boards - 3.76%
6,436	Celestica, Inc. *	742,586
1,400	Jabil, Inc.	235,214
		977,800
Retail-Auto Dealers & Gasoline Stations - 1.39%
1,100	Carvana Co. Class A *	$ 359,876

Retail-Catalog & Mail-Order Houses - 0.63%
800	Amazon.com, Inc. *	164,008

Security Brokers, Dealers & Flotation Companies - 7.75%
600	Goldman Sachs Group, Inc.	360,270
25,000	Robinhood Markets, Inc. Class A *	1,653,750
		2,014,020
Semiconductors & Related Devices - 15.47%
4,300	Ambarella, Inc. *	226,352
2,100	Astera Labs, Inc. *	190,512
1,787	Broadcom, Inc.	432,579
2,777	Credo Technology Group Holding Ltd. (Cayman Islands) *	169,286
20,300	NVIDIA Corp.	2,743,139
1,300	SITIME Corp. *	254,891
		4,016,759
Services-Business Services - 1.97%
200	MercadoLibre, Inc. (Uruguay) *	512,658

Services-Computer Programming, Data Processing, Etc. - 4.60%
2,050	AppLovin Corp. Class A *	805,650
600	Meta Platforms, Inc. Class A	388,494
		1,194,144
Services-Equipment Rental & Leasing - 1.64%
600	United Rentals, Inc.	425,028

Services-Prepackaged Software - 27.31%
4,000	Cloudflare, Inc. Class A *	663,560
100	CoreWeave, Inc. *	11,131
2,700	MicroStrategy, Inc. Class A *	996,462
2,000	Nutanix, Inc. *	153,380
17,000	Palantir Technologies, Inc. Class A *	2,240,260
4,000	Rubrik, Inc. Class A *	381,400
580	ServiceNow, Inc. *	586,432
9,140	Snowflake, Inc. Class A *	1,879,824
13,500	UiPath, Inc. *	179,685
		7,092,134
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.88%
800	Carpenter Technology Corp.	188,000
4,550	Steel Dynamics, Inc.	559,968
		747,968
Telephone & Telegraph Apparatus - 1.23%
4,000	Ciena Corp. *	320,240

TOTAL COMMON STOCKS (Cost - $19,518,250) - 96.13%		24,967,394

EXCHANGE TRADED FUND - 2.01%
5,000	Invesco Galaxy Bitcoin ETF *	$ 522,350
TOTAL EXCHANGE TRADED FUND (Cost - $349,690) - 2.01%		522,350

MONEY MARKET FUND - 1.09%
283,470	Federated Government Obligations Fund Institutional Class 4.18% **	283,470
TOTAL MONEY MARKET FUND (Cost - $283,470) - 1.09%		283,470

TOTAL INVESTMENTS (Cost - $20,151,410) - 99.23%		25,773,214

OTHER ASSETS LESS LIABILITIES - 0.77%		199,495

NET ASSETS - 100.00%		$ 25,972,709

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2025.
The accompanying notes are an integral part of these financial statements.

One Rock Fund

Schedule of Open Futures Contracts
May 31, 2025 (Unaudited)

Description	Contracts	Expiration	Notional Amount	Unrealized Appreciation

LONG FUTURES CONTRACTS *
E-Mini Nasdaq 100 Index	1	June 20, 2025	$ 427,535	$ 86,813
TOTAL LONG FUTURES CONTRACTS				$ 86,813

* Non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

One Rock Fund

Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

Assets:
Investments in Securities at Fair Value (Cost $20,151,410)	$ 25,773,214
Deposit with Broker	221,300
Cash	1,000
Receivables:
Investments Sold	209,366
Dividends and Interest	6,257
Variation Margin	575
Prepaid Expenses	6,193
Total Assets	26,217,905
Liabilities:
Payables:
Investments Purchased	185,057
Due to Advisor	47,452
Due to Administrator and Compliance Officer	858
Due to Transfer Agent and Fund Accountant	2,662
Trustee Fees	643
Other Accrued Expenses	8,524
Total Liabilities	245,196
Net Assets	$ 25,972,709

Net Assets Consist of:
Paid In Capital	$ 19,191,782
Distributable Earnings	6,780,927
Net Assets	$ 25,972,709

Net Asset Value Per Share

Institutional Class
Net Assets	$ 25,972,709
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	587,462
Net asset value and offering price per share	$ 44.21

The accompanying notes are an integral part of these financial statements.

One Rock Fund

Statement of Operations
For the six months ended May 31, 2025 (Unaudited)

Investment Income:
Dividends	$ 29,188
Interest	10,675
Total Investment Income	39,863

Expenses:
Advisory Fees	117,053
Administrative Fees	1,516
Transfer Agent & Fund Accounting Fees	16,342
Audit Fees	13,000
Legal Fees	8,523
Custody Fees	3,591
Printing & Mailing Fees	1,917
Compliance Officer Fees	3,034
Registration Fees	4,210
Trustee Fees	1,275
Insurance Fees	324
Other Fees	1,839
Total Expenses	172,624
Waived Fees Recouped by the Adviser	26,560
Net Expenses	199,184

Net Investment Loss	(159,321)

Realized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,680,163
Net Realized Gain on Securities Sold Short	1,611
Net Realized Loss on Written Options	(25,489)
Net Realized Loss on Long Futures Contracts	(65,476)
Total Realized Gain on Investments	1,590,809

Unrealized Gain (Loss) on Investments:
Net Change in Unrealized Depreciation on Investments	(1,099,778)
Net Change in Unrealized Appreciation on Long Futures Contracts	50,662
Total Unrealized Loss on Investments	(1,049,116)

Net Realized and Unrealized Gain on Investments	541,693

Net Increase in Net Assets Resulting from Operations	$ 382,372

The accompanying notes are an integral part of these financial statements.

One Rock Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2025	11/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (159,321)	$ (242,341)
Net Realized Gain on Investments, Securities Sold Short, Written Options, Long Futures Contracts	1,590,809	5,637,882
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options, Long Futures Contracts	(1,049,116)	4,219,047
Net Increase in Net Assets Resulting from Operations	382,372	9,614,588

Distributions to Shareholders:
Distributions:	(4,715,218)	-
Total Distributions Paid to Shareholders	(4,715,218)	-

Capital Share Transactions:
Proceeds from Sale of Shares	3,796,673	3,617,230
Proceeds from Reinvestment of Distributions	4,712,882	-
Cost of Shares Redeemed	(1,832,329)	(3,110,212)
Net Increase in Net Assets from Capital Share Transactions	6,677,226	507,018

Net Increase in Net Assets	2,344,380	10,121,606

Net Assets:
Beginning of Period/Year	23,628,329	13,506,723

End of Period/Year	$ 25,972,709	$ 23,628,329

The accompanying notes are an integral part of these financial statements.

One Rock Fund

Financial Highlights
Selected data for a share outstanding throughout the period/year.
	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended	*
	5/31/2025		11/30/2024	11/30/2023	11/30/2022	11/30/2021	11/30/2020

Net Asset Value, at Beginning of Period/Year	$ 53.72		$ 31.54	$ 22.06	$ 48.20	$ 39.28	$ 20.00

Income From Investment Operations:
Net Investment Loss **	(0.29)		(0.56)	(0.33)	(0.40)	(0.58)	(0.29)
Net Gain (Loss) on Investments (Realized and Unrealized)	1.31		22.74	9.81	(16.17)	15.98	19.57
Total from Investment Operations	1.02		22.18	9.48	(16.57)	15.40	19.28

Distributions:
Net Investment Income	-		-	-	-	-	-
Net Realized Gains	(10.53)		-	-	(9.57)	(6.48)	-
Total from Distributions	(10.53)		-	-	(9.57)	(6.48)	-

Net Asset Value, at End of Period/Year	$ 44.21		$ 53.72	$ 31.54	$ 22.06	$ 48.20	$ 39.28

Total Return ***	1.67%	(b)	70.32%	42.97%	(39.91)%	44.94%	96.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 25,973		$ 23,628	$ 13,507	$ 8,938	$ 10,275	$ 5,540
Before Waiver/Recoupment
Ratio of Expenses to Average Net Assets (a)(d)	1.47%	(c)	1.51%	1.81%	2.12%	2.16%	2.78%	(c)
Ratio of Net Investment Loss to Average Net Assets (a)	(1.13)%	(c)	(1.12)%	(1.31)%	(1.81)%	(1.90)%	(2.31)%	(c)
After Waiver/Recoupment
Ratio of Expenses to Average Net Assets (a)(d)	1.70%	(c)	1.75%	1.76%	1.75%	1.75%	1.75%	(c)
Ratio of Net Investment Loss to Average Net Assets (a)	(1.36)%	(c)	(1.36)%	(1.26)%	(1.44)%	(1.50)%	(1.28)%	(c)
Portfolio Turnover	336.29%	(b)	610.28%	676.38%	687.21%	810.44%	651.69%	(b)

(a) Does not include expenses of underlying investment companies in which the Fund invests.
(b) Not annualized.
(c) Annualized.
(d) Includes 0.00%, 0.01%, 0.01%, less than 0.005%, and less than 0.005% of interest expenses for the six months ended May 31, 2025 and years ended November 30, 2024, 2023, and 2021, and the period ended November 30, 2020, respectively.
* For the period March 6, 2020 (commencement of investment operations) through November 30, 2020.

** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees or received recoupment of expenses during the period.

The accompanying notes are an integral part of these financial statements.

One Rock Fund

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2025 (UNAUDITED)

NOTE 1.  ORGANIZATION

The One Rock Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on March 6, 2020. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently four separate series offered by the Trust. The investment adviser to the Fund is Wrona Investment Management, LLC (the "Adviser").

The Fund’s investment objective is to seek capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, the Fund follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the return filed for the open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax return. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2025, the Fund did not incur any interest or penalties.

SHARE VALUATION: The Fund’s Net Asset Value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NON-DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The Fund's performance may be affected disproportionately by the performance of relatively few stocks. In addition, the volatility of the Fund may be greater than the overall volatility of the market.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s proportion of the total funds in the Trust or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to oversight of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Financial Futures Contracts – The Fund may invest in financial and stock futures contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. Refer to the Fund’s Schedule Open Futures Contracts for details regarding open futures contracts as of May 31, 2025.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

The Fund also invests in short-term opportunities through the trading of common stocks and/or stock index futures in situations that the Adviser believes to be a market overreaction/underreaction to recently disclosed public news. Such situations can be caused for many reasons including earnings reports, analyst rating changes, competitor changes in business outlook, secondary stock offerings, industry headline news, extraordinary events, economic reports or monetary actions. In these circumstances, business momentum may not be a factor and the expectation is for a short-term trade.

Options – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional disclosure on the Fund’s options transactions during the period.

Short Sales of Investments – The Fund may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Short sales and written options are collateralized by pledged securities held at Interactive Brokers, LLC. The collateral required is determined daily by reference to the market value of the short and written positions. The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments. Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (future contracts and options). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities and other financial instruments measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2025, by major security type:

	Financial Instruments—Assets
Categories *	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 24,967,394	$ -	$ -	$ 24,967,394
Exchange Traded Fund	522,350	-	-	522,350
Money Market Fund	283,470	-	-	283,470
Total	$ 25,773,214	$ -	$ -	$ 25,773,214

Derivative Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Futures Contract (a)	$ 86,813	$ -	$ -	$ 86,813
Total	$ 86,813	$ -	$ -	$ 86,813

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

(a) Includes cumulative appreciation (depreciation) of $575. Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.

During the six months ended May 31, 2025, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 2 or Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

NOTE 4. DERIVATIVE TRANSACTIONS

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2025, and related activity was as follows:

Type of Derivative	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Long Futures Contracts	$ (65,476)	$ 50,662	$ (14,814)
Written Options	(25,489)	-	(25,489)
	$ (90,965)	$ 50,662	$ (40,303)

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended May 31, 2025.

Average Notional Amount	Equity Contracts
Long Futures Contracts	$ 376,165
Written Options	$ -

The Adviser consistently assesses the value of existing positions in the Fund. Generally, the Adviser exercises patience when fundamentals are stable but prices are volatile. The Adviser may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by Interactive Brokers, LLC. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure.

NOTE 5.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Wrona Investment Management, LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to a management agreement (the “Management Agreement”), the Fund pays the Adviser, an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund's average daily net assets.  The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2025 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% for shares of the average daily net assets. The fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limits in place at the time of recoupment. During the six months ended May 31, 2025, the Adviser earned $117,053 in advisory fees from the Fund. During the six months ended May 31, 2025, the Adviser recouped waived advisory fees of $26,560. At May 31, 2025, the Fund owed the Adviser $47,452, of which $20,892 were advisory fees and $26,560 were recouped waived fees.

As of November 30, 2024, Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2025	$20,862
November 30, 2026	$ 5,695

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant. MSS receives an annual fee from the Fund of $11.50 per shareholder with a minimum of $775 charge per month for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund. The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million. During the six months ended May 31, 2025, the Fund surpassed assets of $10 million and no longer received the discount. For the six months ended May 31, 2025, MSS earned $16,342 from the Fund for transfer agent and accounting services. As of May 31, 2025, the Fund owed MSS $2,662 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund. Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $750 from the Fund. For the six months ended May 31, 2025, Empirical earned $4,550 for these services. As of May 31, 2025, the Fund owed Empirical $858.

NOTE 6. SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value.

Transactions in shares of beneficial interest were as follows:

	For the six months ended May 31, 2025		For the year ended November 30, 2024
	Shares	Capital	Shares	Capital
Shares sold	85,186	$ 3,796,673	88,420	$ 3,617,230
Shares reinvested	105,363	4,712,882	-	-
Shares redeemed	(42,898)	(1,832,329)	(76,829)	(3,110,212)
Net Increase	147,651	$ 6,677,226	11,591	$ 507,018

NOTE 7. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, short sales, options purchased and written, futures, and U.S. Treasuries, for the six months ended May 31, 2025, were as follows:

Purchases	$ 78,945,064
Sales	$ 77,273,698

NOTE 8. TAX MATTERS

As of November 30, 2024, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$ 16,889,221

Gross tax appreciation of investments	$ 6,842,136
Gross tax depreciation of investments	(443,581)
Net tax appreciation of investments	$ 6,398,555

* The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales and straddles and 1256 contracts.

The Fund's distributable earnings/(deficit) on a tax basis is determined only at the end of each fiscal year. As of November 30, 2024, the Fund's most recent fiscal year end, the components of distributable earnings/(deficit) on a tax basis were as follows:

Accumulated undistributed capital gain	$ 2,892,715
Undistributed Ordinary Income	1,822,503
Net Unrealized Appreciation of Investments	6,398,555
Total Distributable Earnings	$ 11,113,773

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

The Fund utilized $736,955 of its capital loss carryforward during the year ended November 30, 2024.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the six months ended May 31, 2025 were as follows:

May 31, 2025
Ordinary Income	$ 1,822,503
Long-term Gain	$ 2,892,715

There were no distributions made during the fiscal year ended November 30, 2024.

NOTE 9. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. MARKET AND GEOPOLITICAL RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 11. SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

As of May 31, 2025, the Fund had 55.38%* of its investments invested in the technology sector. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

*Sector definition according to Morningstar®.

NOTE 12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Fund is in compliance with this new rule.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no additional events requiring accounting or disclosure.

One Rock Fund

Additional Information

May 31, 2025 (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Fund’s Prospectus and Statement of Additional Information ("SAI"), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-564-3899 to request free copies of the Prospectus and SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.onerockfund.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The Fund’s Evaluation and Approval of Advisory Contract summary by fund appears in the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: July 31, 2025

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: July 31, 2025